Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		$ 18,791,170
Fair value assets level 1 to level 2 transfers	$ 0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	$ 0
Assets or liabilities measured at fair value			$ 0
Measured on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers		0
Fair value assets level 2 to level 1 transfers		0
Fair value assets transferred into (out of) level 3		0
Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		230,254,149
Measured on a recurring basis | Level 1 | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		230,253,395
Measured on a recurring basis | Level 1 | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		754
Measured on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		0
Measured on a recurring basis | Level 2 | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		0
Measured on a recurring basis | Level 2 | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		0
Private Placement Warrants | Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		0
Private Placement Warrants | Measured on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		0
Private Placement Warrants | Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		7,578,670
Public Warrants | Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		11,212,500
Public Warrants | Measured on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		0
Public Warrants | Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		$ 0